INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES	12 Months Ended
Dec. 31, 2021
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES [Abstract]
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES
22	INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES

a)	This item consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	10,170,680	10,027,834	10,664,519
Interest on investments at fair value through other comprehensive income (i)	1,152,542	1,097,952	1,070,469
Interest on investments at amortized cost (ii)	323,689	226,516	194,803
Interest on investments at fair value through profit or loss	50,562	47,696	46,170
Interest on due from banks (iii)	49,637	74,813	320,713
Dividends received	40,637	25,603	25,259
Other interest and similar income	62,659	47,234	59,731
Total	11,850,406	11,547,648	12,381,664

Interest and similar expense
Interest on deposits and obligations (iv)	(865,474)	(1,188,335)	(1,458,910)
Interest on bonds and notes issued	(800,801)	(883,913)	(900,172)
Interest on due to banks and correspondents (v)	(435,426)	(557,141)	(590,908)
Deposit Insurance Fund	(213,741)	(183,132)	(151,626)
Interest on lease liabilities	(27,374)	(32,295)	(36,484)
Other interest and similar expense	(145,610)	(131,490)	(151,813)
Total	(2,488,426)	(2,976,306)	(3,289,913)

(i)	The increase corresponds mainly to a higher yield on investments indexed by the Constant Updating Value (VAC), due to the increase in inflation, 6.43 percent in 2021 compared to 1.97 percent in 2020.

(ii)	The variation corresponds mainly to the increase in nominal amounts, in sovereign bonds, generating a yield of S/130.2 million in these investments.

(iii)	During the year 2021, the item suffered a decrease that is mainly due to a significant drop in the interest rate remunerated by the BCR to the ordinary reserve accounts. See Note 4.

(vi)
The variation corresponds mainly to a decrease in interest on time and demand deposits as a result of lower rates offered in the market, as well as a reduction in CTS deposits after the government liberalized access to these funds.

(v)
During the year 2021, the balance of loans from international funds and collateralized repurchase agreements have decreased; as well as interest rates that have generated a lower interest accrual in the 2021 period.